Cover	Feb. 26, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 26, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-37392
Entity Registrant Name	ASTRANA HEALTH, INC.
Entity Central Index Key	0001083446
Entity Tax Identification Number	95-4472349
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1668 S. Garfield Avenue
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Alhambra
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91801
City Area Code	626
Local Phone Number	282-0288
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ASTH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Apollo Medical Holdings, Inc.